--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DFA Investment Dimensions Group Inc. -- The Emerging Markets
 Value Portfolio
    Statement of Assets and Liabilities.....................        1
    Statement of Operations.................................        2
    Statements of Changes in Net Assets.....................        3
    Financial Highlights....................................        4
    Notes to Financial Statements...........................      5-6

Dimensional Emerging Markets Value Fund Inc.
    Schedule of Investments.................................     7-17
    Statement of Assets and Liabilities.....................       18
    Statement of Operations.................................       19
    Statements of Changes in Net Assets.....................       20
    Financial Highlights....................................       21
    Notes to Financial Statements...........................    22-24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investment in the Dimensional Emerging Markets Value Fund
  Inc.
  (2,776,716 Shares, Cost $43,796)++ at Value...............  $   51,814
Receivable for Fund Shares Sold.............................         617
Prepaid Expenses and Other Assets...........................          29
                                                              ----------
    Total Assets............................................      52,460
                                                              ----------
LIABILITIES:
Payable for Investment Securities Purchased.................         617
Accrued Expenses and Other Liabilities......................          21
                                                              ----------
    Total Liabilities.......................................         638
                                                              ----------
NET ASSETS..................................................  $   51,822
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..................................   4,417,203
                                                              ==========

NET ASSET VALUE.............................................  $    11.73
                                                              ==========
PUBLIC OFFERING PRICE PER SHARE.............................  $    11.79
                                                              ==========

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $   44,154
Accumulated Net Investment Loss.............................        (160)
Accumulated Net Realized Loss of Investment Securities......        (190)
Unrealized Appreciation of Investment Securities............       8,018
                                                              ----------
    Total Net Assets........................................  $   51,822
                                                              ==========

--------------

++ The cost for federal income tax purposes is $44,222.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received From Dimensional Emerging
     Markets Value Fund Inc.................................         $   150
                                                                     -------

EXPENSES
    Administrative Fee......................................             105
    Accounting & Transfer Agent Fees........................              10
    Filing Fees.............................................               4
    Shareholders' Reports...................................               1
    Other...................................................               5
                                                                     -------
        Total Expenses......................................             125
                                                                     -------
    NET INVESTMENT INCOME...................................              25
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

    Capital Gain Distributions Received from The DFA
     Investment Trust Company...............................           2,188

    Net Realized Loss on Investment Securities Sold.........            (181)

    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................          (6,287)
                                                                     -------

    NET LOSS ON INVESTMENT SECURITIES.......................          (4,280)
                                                                     -------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(4,255)
                                                                     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2000             1999
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................           $    25          $   564
    Capital Gain Distributions Received From Dimensional
      Emerging Markets Value Fund Inc.......................             2,188            1,619
    Net Realized Loss on Investment Securities Sold.........              (181)             (72)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            (6,287)          13,035
                                                                       -------          -------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            (4,255)          15,146
                                                                       -------          -------

Distributions From:
    Net Investment Income...................................              (362)            (470)
    Net Realized Gains......................................            (3,689)              --
                                                                       -------          -------
        Total Distributions.................................            (4,051)            (470)
                                                                       -------          -------
Capital Share Transactions (1):
    Shares Issued...........................................            19,614           25,808
    Shares Issued in Lieu of Cash Distributions.............             4,049              470
    Shares Redeemed.........................................            (7,143)          (8,315)
                                                                       -------          -------
        Net Increase from Capital Share Transactions........            16,520           17,963
                                                                       -------          -------
        Total Increase......................................             8,214           32,639
NET ASSETS
    Beginning of Period.....................................            43,608           10,969
                                                                       -------          -------
    End of Period...........................................           $51,822          $43,608
                                                                       =======          =======

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             1,449            2,548
    Shares Issued in Lieu of Cash Distributions.............               303               57
    Shares Redeemed.........................................              (525)            (726)
                                                                       -------          -------
                                                                         1,227            1,879
                                                                       =======          =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                     SIX MONTHS       YEAR        APRIL 2
                                        ENDED         ENDED         TO
                                       MAY 31,      NOV. 30,     NOV. 30,
                                        2000          1999         1998
                                     -----------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  13.67      $   8.37     $  10.00
  Period...........................
                                      --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      (0.42)         0.33         0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.28)         5.30        (1.69)
                                      --------      --------     --------
  Total from Investment
    Operations.....................      (0.70)         5.63        (1.63)
                                      --------      --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.11)        (0.33)          --
  Net Realized Gains...............      (1.13)           --           --
                                      --------      --------     --------
  Total Distributions..............      (1.24)        (0.33)          --
                                      --------      --------     --------
Net Asset Value, End of Period.....   $  11.73      $  13.67     $   8.37
                                      ========      ========     ========
Total Return.......................      (6.24)%#      69.99%      (16.30)%#

Net Assets, End of Period
  (thousands)......................   $ 51,822      $ 43,608     $ 10,969
Ratio of Expenses to Average Net
  Assets (1) ......................       0.97%*        1.05%        1.96%*
Ratio of Net Investment Income to
  Average Net Assets...............       0.10%*        1.87%        3.24%*
Portfolio Turnover Rate............        N/A           N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         21%*          18%          35%(a)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

(a)  Calculated for the period ended November 30, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                    THE DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-eight portfolios, one of which, The Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-three are presented within four separate reports, and four have not commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2000, the Portfolio owned 15% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $7,592
Gross Unrealized Depreciation...............................      --
                                                              ------
  Net.......................................................  $7,592
                                                              ======

E. LINE OF CREDIT:

    The Group, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2000.

F. REIMBURSEMENT FEE:

    Shares of the Portfolio are sold at a public offering price which is equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
TURKEY -- (12.9%)
COMMON STOCKS -- (12.9%)
 Akbank................................................  191,620,158   $  2,952,448
 Akcansa Cimento Sanayi ve Ticaret A.S.................   23,360,000        397,814
 Aksa..................................................   19,303,775        688,783
 Alarko Sanayii ve Ticaret A.S.........................    1,716,999        178,225
 Alternatifbank A.S....................................   60,748,665        142,864
 *Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................    2,607,000         91,964
 *Anadolu Anonim Turk Sigorta Sirketi..................   19,500,000        150,226
 Anadolu Biracilik ve Malt Gida Sanayi A.S.............    1,860,000         44,496
 *Anadolu Gida Sanayi A.S..............................    4,200,000         88,554
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.
   Series C............................................    3,811,000        389,401
 Aygaz.................................................   24,837,120      1,248,764
 Bagfas Bandirma Gubre Fabrik..........................    1,228,000         59,750
 Bati Cimento A.S......................................    4,666,664        107,855
 *Bekoteknik Sanayi A.S................................   11,777,305        305,621
 *Bolu Cimento Sanayi A.S..............................   32,223,061        209,047
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............   19,422,000        155,925
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......    9,261,000        600,808
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................   18,720,000        379,519
 Cimentas A.S..........................................    3,370,360        139,391
 *Dardanel Onentas.....................................    9,633,000         32,809
 *Dardanel Onentas Issue 2000..........................    6,550,440         23,373
 *Doktas...............................................    4,800,000        142,076
 *Eczacibasi Ilac......................................   15,126,480        374,132
 *Eczacibasi Yapi Gere.................................    2,600,000         85,392
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........   62,669,500      2,896,801
 *Es Kisehir Bankasi Esbank............................   20,109,361         56,261
 *Finansbank...........................................  156,226,740        506,761
 Goltas Cimento........................................    3,884,000         77,167
 *Good Year Lastikleri A.S.............................    9,839,812        311,200
 Gubre Fabrikalari Ticaret A.S.........................    3,249,000         85,629
 *Gunes Sigorta A.S....................................    9,210,000         67,219
 *Hurriyet Gazette.....................................   47,555,850        867,709
 *Ihlas Finans Kurumu..................................   13,500,000        153,267
 *Ihlas Holding........................................   11,752,000        376,441
 *Izmir Demir Celik....................................   31,979,017        178,938
 Kartonsan.............................................    1,000,000         64,875
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................   13,820,000        481,908
 *Medya Holdings A.S. Series C.........................   33,508,000        483,678
 *Milliyet Gazetecilik A.S.............................   22,195,000        154,789
 *Milpa Ticari ve Sinai Urunler Pazarlama..............   12,316,800        224,734
 *Net Holding A.S......................................   13,481,250        120,257
 *Net Turizm...........................................    5,355,000         85,114
 Netas Northern Electric Telekomunikasyon A.S..........    6,718,400        915,298
 *Otosan Otomobil A.S..................................   17,950,000      1,004,387
                                                            SHARES           VALUE+
                                                            ------           ------
 Peg Profilo A.S.......................................    9,480,403   $    461,281
 Pinar Entergre et ve Yem Sanayi A.S...................    4,777,000         60,432
 Pinar Su Sanayi ve Ticaret A.S........................    6,715,500        108,917
 *Raks Elektroniks A.S.................................    5,859,000         47,988
 *Sabah Yayincilik A.S.................................   15,969,000        142,448
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............    4,313,931        132,936
 *Sasa Suni ve Sentetik Elyat Sanayi A.S...............   19,467,000        678,821
 *Sistemieri Sanayi ve Ticaret A.S.....................      124,000         79,439
 T. Tuborg Bira ve Malt Sanayi A.S.....................    4,687,500         61,581
 Tat Konserve..........................................    7,777,766        145,068
 *Tekstil Bankasi A.S..................................   21,579,978        113,750
 Ticaret ve Sanayi A.S.................................    5,850,000         70,211
 Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S....    3,592,500         44,282
 *Tofas Turk Otomobil Fabrikasi A.S....................   82,554,589      1,379,101
 Trakya Cam Sanayii A.S................................   63,246,814        830,886
 *Turk Demir Dokum.....................................   18,599,884        280,550
 *Turk Dis Ticaret Bankasi A.S.........................  107,900,000        297,501
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............    1,260,000        171,659
 *Turk Sise Cam........................................   85,237,879      1,064,488
 Turkiye Is Bankasi A.S. Series C......................  431,200,000     11,888,997
 *USAS (Ucak Servisi A.S.).............................       60,000         64,226
 *Unye Cimento Sanayi ve Ticaret A.S...................    5,364,860         39,590
 *Uzel Makina Sanayi A.S...............................   18,009,000        292,084
 *Yapi ve Kredi Bankasi A.S............................  693,385,623      8,546,847
 Yasas A.S.............................................    3,053,750         56,957
 Yatak ve Vorgan Sanayi ve Ticaret Yatas...............    2,620,800         44,649
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,571,316)...................................                  45,206,359
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Unye Cimento Sanayi ve Ticaret A.S. Rights 06/29/00
   (Cost $0)...........................................    3,100,000          1,409
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,571,316)...................................                  45,207,768
                                                                       ------------

MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)

                                                            ------           ------
 AMMB Holdings Berhad..................................      260,818      1,077,590
 *APM Automotive Holdings Berhad.......................       99,750         63,000
 *Advance Synergy Berhad...............................       81,000         21,955
 Affin Holdings Berhad.................................      667,000        435,305
 Amsteel Corp. Berhad..................................      198,000         40,121
 Ancom Berhad..........................................      115,000         94,421
 Antah Holding Berhad..................................      306,000        125,621
 *Aokam Perdana Berhad.................................        1,066          1,599
 *Arab Malaysia Corp. Berhad...........................      205,000        188,816
 *Arab Malaysia Finance Berhad.........................      207,000        258,205
 Arab Malaysian Development Berhad.....................      309,000         57,734
 *Asas Dunia Berhad....................................      122,000         57,790
 *Asia Pacific Land Berhad.............................      700,000        134,474
 Asiatic Development Berhad............................      117,000         39,718
 Austral Enterprises Berhad............................      169,000        161,884

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ayer Hitam Planting Syndicate Berhad..................       27,000   $     36,237
 Bandar Raya Developments Berhad.......................      568,000        330,337
 Batu Kawan Berhad.....................................      154,000        171,021
 Berjaya Capital Berhad................................      163,000         72,492
 Berjaya Land Berhad...................................       74,000         27,653
 Berjaya Singer Berhad.................................       32,400         15,859
 Bolton Properties Berhad..............................      145,000         88,145
 Boustead Holdings Berhad..............................      293,000        300,711
 British American Tobacco Berhad.......................       10,000         86,842
 Cahya Mata Sarawak Berhad.............................      460,000        426,105
 Chin Teck Plantations Berhad..........................       54,000        100,895
 Cold Storage (Malaysia) Berhad........................       80,000         56,211
 Commerce Asset Holding Berhad.........................      552,000      1,583,368
 Cycle & Carriage Bintang Berhad.......................       95,000        175,000
 DCB Sakura Merchant New Shares........................        6,150          5,017
 DMIB Berhad...........................................       24,000          7,074
 DNP Holdings Berhad...................................      166,000         54,605
 *Damansara Realty Berhad..............................      391,000         37,557
 *Datuk Keramik Holdings Berhad........................      127,000         54,142
 *Diversified Resources Berhad.........................      167,000        129,205
 Edaran Otomobil Nasional Berhad.......................      264,000      1,042,105
 *Faber Group Berhad...................................      340,600         49,297
 Far East Holdings Berhad..............................       54,000         38,795
 *Gadek (Malaysia) Berhad..............................       82,000         56,753
 *General Corp. Berhad.................................      178,000         43,329
 Genting Berhad........................................      112,500        420,395
 Gold Coin (Malaysia) Berhad...........................       40,000         61,579
 Golden Hope Plantations Berhad........................      159,000        166,532
 *Golden Plus Holdings Berhad..........................       77,000         62,005
 *Gula Perak Berhad....................................      250,000         84,868
 Guthrie Ropel Berhad..................................      148,000        159,684
 Hap Seng Consolidated Berhad..........................      179,000        131,895
 Hicom Holdings Berhad.................................    1,216,000        534,400
 Highlands and Lowlands Berhad.........................       99,000         82,847
 Hock Hua Bank Berhad (Foreign)........................       94,000        191,711
 Hong Leong Bank Berhad................................      831,000      1,443,316
 Hong Leong Credit Berhad..............................      522,447        934,905
 Hong Leong Industries Berhad..........................      261,000        886,026
 Hong Leong Properties Berhad..........................      546,000        237,079
 Hume Industries (Malaysia) Berhad.....................      289,000        387,868
 Hwang-DBS (Malaysia) Berhad...........................      193,000        215,347
 IGB Corp. Berhad......................................      555,000        238,066
 IJM Corp. Berhad......................................      511,000        500,242
 *Idris Hydraulic (Malaysia) Berhad....................      484,000         91,068
 *Innovest Berhad......................................      228,000         29,700
 *Insas Berhad.........................................      664,000        155,516
 *Intria Berhad........................................      910,000        308,921
 Island & Peninsular Berhad............................      269,000        233,605
 *Johan Holdings Berhad................................       73,000         18,058
 Johor Port Berhad.....................................      323,000        144,500
 Johore Tenggara Oil Palm Berhad.......................       97,000         48,245
 Keck Seng (Malaysia) Berhad...........................      188,000        104,390
 Kelang Container Terminal Berhad......................       30,000         30,000
 *Kretam Holdings Berhad...............................       25,000         12,434
 Kuala Lumpur Kepong Berhad............................      117,000        158,566
 Kuala Sidim Berhad....................................      145,000        215,592
 Kulim Malaysia Berhad.................................      181,000        143,847
 *Land - General Berhad................................      266,000         94,500
 Landmarks Berhad......................................      244,000         74,484
 *Larut Consolidated Berhad............................      110,000         34,447
 *Leader Universal Holdings Berhad.....................      427,333        163,061
                                                            SHARES           VALUE+
                                                            ------           ------

 *Lien Hoe Corp. Berhad................................      211,000   $     42,200
 Lingui Development Berhad.............................      570,000        471,000
 Lion Land Berhad......................................      462,375        104,034
 *MBF Holdings Berhad..................................      837,000         45,154
 MUI Properties Berhad.................................      724,000        135,274
 Malayan Banking Berhad................................      664,000      2,830,737
 Malayan Cement Berhad.................................       67,500         24,868
 *Malayan United Industries Berhad.....................      291,200         65,520
 Malayawata Steel Berhad...............................       92,000         42,368
 Malaysia Building Society Berhad......................      263,000        101,047
 *Malaysia Industrial Development Finance Berhad.......      743,000        263,961
 Malaysia Mining Corp. Berhad..........................    1,204,000        633,684
 Malaysian Airlines System.............................    1,003,000        939,653
 *Malaysian Helicopter Services Berhad.................      676,000        238,379
 Malaysian Mosaics Berhad..............................      286,000        233,316
 *Malaysian Resources Corp. Berhad.....................    1,126,333        912,923
 Maruichi Malaysia Steel Tube Berhad...................       92,000        146,474
 Matsushita Electric Co. (Malaysia) Berhad.............        6,000         28,421
 Metroplex Berhad......................................      817,000        189,200
 *Mulpha International Berhad..........................    1,069,000        195,514
 New Straits Times Press (Malaysia) Berhad.............      154,000        462,000
 Nylex (Malaysia) Berhad...............................      219,500        162,892
 OSK Holdings..........................................      422,666        333,684
 *Olympia Industries Berhad............................      122,000         13,805
 Oriental Holdings Berhad..............................       53,760        120,960
 PJ Development Holdings Berhad........................      136,000         45,095
 Pan Pacific Asia Berhad...............................      100,000         37,368
 Peladang Kimia Berhad.................................       25,000         16,513
 Perlis Plantations Berhad.............................      529,000        668,211
 Pernas International Holdings Berhad..................      757,000        252,997
 Perusahaan Otomobil Nasional Berhad...................      781,000      1,099,566
 Pilecon Engineering Berhad............................      210,000         57,474
 Prime Utilities Berhad................................       46,000         34,137
 *Promet Berhad........................................      140,000         10,684
 Public Finance Berhad.................................      386,000        428,663
 RHB Capital Berhad....................................      123,000        160,547
 RJ Reynolds Berhad....................................       43,000         58,276
 Resorts World Berhad..................................       78,000        244,263
 Road Builders (Malaysia) Holdings Berhad..............      162,000        215,289
 SCB Developments Berhad...............................       58,000         96,158
 SP Settia Berhad......................................       74,000        158,711
 Sarawak Enterprise Corp. Berhad.......................    1,510,000        965,605
 Sarawak Oil Palms Berhad..............................       93,000         61,674
 Selangor Dredging Berhad..............................       84,000         15,916
 *Selangor Properties Berhad...........................      402,000        275,053
 Shell Refining Co. Federation of Malaysia Berhad......       48,000         57,095
 *Silverstone Berhad...................................        6,930              0
 Sime Darby Berhad (Malaysia)..........................      355,980        460,900
 Sime UEP Properties Berhad............................       66,000         87,711
 Southern Bank Berhad (Foreign)........................      311,250        249,000
 *Southern Steel Berhad................................      330,000        159,789
 *Sungei Way Holdings Berhad...........................      394,000        213,589
 *Sunway City Berhad...................................      294,000        134,621
 Ta Enterprise Berhad..................................      752,000        300,800
 Talam Corp. Berhad....................................      152,000         52,000
 Tan & Tan Developments Berhad.........................      374,000        169,284

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tan Chong Motor Holdings Berhad.......................      665,000   $    294,000
 Telekom Malaysia Berhad...............................      235,000        859,605
 Tenaga Nasional Berhad................................      502,000      1,836,263
 *Time Engineering Berhad..............................      282,000        271,611
 *Tongkah Holdings Berhad..............................       84,000         55,263
 Tractors Malaysia Holdings Berhad.....................      214,000        135,158
 Tradewinds (Malaysia) Berhad..........................      189,000        138,766
 Tronoh Mines Malaysia Berhad..........................       32,000         64,842
 UMW Holdings Berhad...................................      380,666        791,385
 *United Engineering (Malaysia) Berhad.................       87,000        231,237
 United Malacca Rubber Estates Berhad..................      102,000        147,632
 *United Merchant Group Berhad.........................      307,000        119,568
 *Warisan TC Holdings Berhad...........................       33,250         19,250
 Yeo Hiap Seng (Malaysia) Berhad.......................       59,000         37,263
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,426,781)...................................                  37,072,587
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Affin Holdings Berhad Rights 06/05/00................      333,500         67,578
 *IJM Corporation Berhad Warrants 08/28/04.............      102,200         32,274
 *Mulpha International Berhad Rights 06/27/00..........      356,333          9,377
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $8,149)........................................                     109,229
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $21,434,930)...................................                  37,181,816
                                                                       ------------

ISRAEL -- (9.3%)
COMMON STOCKS -- (9.3%)

                                                            ------           ------
 Ackerstein Industries, Ltd............................       41,800         56,043
 *Ackerstein ZVI.......................................          383          8,665
 *Ackerstein ZVI.......................................          106            609
 *Africa-Israel Investments, Ltd.......................        6,765        711,028
 *Africa-Israel Investments, Ltd.......................          150        151,910
 Agis Industries (1983), Ltd...........................       49,100        401,445
 American Israeli Paper Mills, Ltd.....................        5,100        321,130
 *Ashtrom Properties, Ltd..............................      171,400        108,745
 Azorim Investment Development & Construction Co.,
   Ltd.................................................       36,900        358,326
 Azorim Properties, Ltd................................       52,000        118,272
 Bank Hapoalim B.M.....................................    1,426,700      4,098,908
 Bank Leumi Le-Israel..................................    2,044,650      4,454,661
 Bank of Jerusalem.....................................       71,150         53,488
 CLAL Electronics Industries, Ltd......................        3,910        836,890
 CLAL Industries, Ltd..................................      151,300      1,626,445
 Clal Israel, Ltd......................................       36,220      1,463,778
 Delek Israel Fuel Corp., Ltd. Series C................        3,872        273,471
 Delta Galil Industries, Ltd...........................        7,800        163,402
 *Discount Mortgage Bank, Ltd..........................        2,057        162,518
 *Elbit Medical Imaging................................       37,133        354,810
 Elbit Systems, Ltd....................................       16,533        225,622
 *Elbit, Ltd...........................................       24,733        247,403
 Elco Industries (1975)................................       12,111         99,397
 *Electrochemical Industries (1952), Ltd...............       48,800         62,507
 Elite Industries, Ltd.................................       10,080        516,692
 Elron Electronic Industries, Ltd......................       20,066        658,668
 FMS Enterprises Migun.................................        6,700        116,938
 Feuchtwanger Industries...............................        2,800         67,372
                                                            SHARES           VALUE+
                                                            ------           ------

 First International Bank of Israel....................       78,000   $    547,163
 First International Bank of Israel, Ltd...............      374,800        540,195
 *Formula Systems......................................        8,000        410,456
 Granite Hacarmel Investments, Ltd.....................      142,500        225,171
 *Hadar Insurance Co., Ltd.............................       40,755        116,504
 IDB Bankholding Corp., Ltd............................       47,200      1,722,191
 IDB Development Corp., Ltd. Series A..................       52,550      2,214,316
 Israel Chemicals, Ltd.................................    1,237,000      1,563,716
 Israel Cold Storage & Supply Co., Ltd.................        7,000         33,502
 Israel Corp. Series B.................................          800        616,737
 *Israel General Bank, Ltd.............................        4,400        172,763
 Israel Land Development Co., Ltd......................       49,100        504,422
 Israel Petrochemical Enterprises, Ltd.................       51,516        277,510
 *Israel Steel Mills, Ltd..............................       97,000         10,451
 *Kardan International, Ltd............................       38,052        157,881
 Koor Industries, Ltd..................................       15,805      1,548,026
 *M.A.Industries, Ltd..................................      227,355        490,437
 *Middle East Tube Co..................................       46,200         43,138
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........        2,315        459,473
 *Mul-t-lock, Ltd......................................       23,850        129,847
 OCIF Investments and Development, Ltd.................        3,380        113,292
 *Ormat Industries.....................................       79,500        228,403
 Osem Investment, Ltd..................................       61,856        402,814
 *Otzar Hashilton Hamekomi, Ltd........................        1,050         70,942
 *Packer Plada, Ltd....................................        1,677         59,904
 *Polgat Industries, Ltd. Series B.....................       21,900        105,127
 Property and Building Corp., Ltd......................        4,261        353,993
 *Red Sea Hotels, Ltd..................................       21,300         91,792
 *Secom................................................       60,500         46,351
 *Shekem, Ltd..........................................      345,765         77,567
 Super-Sol, Ltd. Series B..............................      191,937        673,210
 Tambour...............................................      105,400        187,240
 Team Computer & Systems, Ltd..........................        2,800        208,484
 Tefahot Israel Mortgage Bank, Ltd.....................          600        365,015
 *Urdan Industries, Ltd................................       86,800        126,766
 Ytong Industries, Ltd.................................       76,300        128,968
 *Zur Shamir Insurance Co., Ltd........................       62,779         35,772
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,231,334)...................................                  32,778,682
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $862).........................................                         837
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $22,232,196)...................................                  32,779,519
                                                                       ------------

BRAZIL -- (9.0%)
PREFERRED STOCKS -- (5.7%)

                                                            ------           ------
 *Acesita SA...........................................  317,160,696        205,010
 Aracruz Celulose SA Series B..........................    1,265,999      2,115,177
 Banco Bradesco SA.....................................  142,577,592        961,441
 Banco do Brasil SA....................................   56,145,862        243,281
 Banco do Estado de Sao Paulo SA.......................   28,280,000        836,695
 Bombril SA............................................   39,700,000        243,569
 Brasiliero de Petroleo Ipiranga.......................   55,200,000        574,521
 Caemi Mineracao e Metalurgia SA.......................    3,800,000        326,811
 Ceval Alimentos SA....................................   23,500,000         44,412
 Cimento Portland Itau.................................    2,600,000        313,335

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Confab Industrial SA..................................      166,000   $     91,842
 Copene-Petroquimica do Nordeste SA Series A...........    2,580,000        848,006
 Distribuidora de Produtos Petreleo Ipirangi SA........    4,000,000         49,301
 Duratex SA............................................   10,610,000        264,448
 *Embratel Participacoes SA............................    1,389,166         28,985
 Globex Utilidades SA..................................       20,000        150,642
 IKPC SA (Industrias Klabin de Papel e Celulose).......    1,188,531      1,009,150
 *Inepar Energia SA....................................       15,029              5
 *Inepar SA Industria e Construcoes....................   78,960,001        153,982
 *Inepar-Fem Equipamentos e Montagem SA................       18,636            868
 Investimentos Itau SA.................................    1,140,415        930,813
 Lojas Americanas SA...................................    5,788,631         12,620
 *Mahle Cofap Aneis SA.................................       14,250         32,590
 Metalurgica Gerdau SA.................................   32,200,000        687,914
 Mineracao da Trinidade Samitri........................   19,000,000        614,072
 *Paranapanema SA......................................    9,588,000         17,437
 Refinaria de Petroleo Ipiranga SA.....................   11,000,000        129,612
 Ripasa SA Papel e Celulose............................      140,000         82,826
 Sadia Oeste SA Inclusttia e Comercio Soes.............      308,282        151,986
 Sao Carlos Empreendimentos e Participacoes SA.........    5,788,631         11,733
 *Seara Alimentos......................................   23,500,000          9,784
 Siderurgica Belgo-Mineira.............................    4,972,631        427,633
 Siderurgica de Tubarao Sid Tubarao....................   78,270,000      1,008,431
 Tele Celular Sul Participacoes SA.....................    1,389,166          4,642
 Tele Centro Oeste Celular Participacoes SA............    1,389,166          4,695
 Tele Centro-Sul Participacoes.........................    1,389,166         16,817
 Tele Leste Celular Participacoes SA...................    1,782,724          1,445
 Tele Norte Celular Participacoes SA...................    1,389,166          1,278
 Tele Norte Leste Participacoes SA.....................    7,406,493        145,248
 *Telemig Celular Participacoes SA.....................    1,389,166          4,048
 Telenordeste Celular Participacoes SA.................    1,389,166          3,676
 Telesp Celular Participacoes..........................    1,389,246         21,270
 Telesp Participacoes SA...............................    1,389,166         35,005
 Telesudeste Celular Participacoes SA..................    1,389,166         11,886
 *Trikem S.A...........................................   48,700,000         96,038
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....       41,925        183,728
 Uniao des Industrias Petroquimicas SA Series B........      448,000        235,593
 *Usinas Siderurgicas de Minas Gerais SA...............    6,900,000         18,899
 *Vale do Rio Doce Preferred B Shares..................      239,144              0
 Vale do Rio Doce Series A.............................      239,144      5,934,322
 Votorantim Celulose e Papel SA........................   26,200,000        832,420
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $9,413,850)....................................                  20,129,942
                                                                       ------------
COMMON STOCKS -- (3.3%)
 Embraco SA............................................      342,000        152,685
 *Embratel Participacoes...............................   50,000,000        818,945
 Gerdau SA.............................................  175,000,000      1,988,201
 Lojas Americanas SA...................................    9,026,162         18,789
 *Mannesmann SA........................................      378,000         24,847
                                                            SHARES           VALUE+
                                                            ------           ------

 Sao Carlos Empreendimentos e Participacoes SA.........    9,026,162   $     19,728
 Siderurgica Nacional Sid Nacional.....................  117,500,000      3,861,913
 Souza Cruz Industria e Comercio.......................      150,016        825,880
 Tele Celular Sul Participacoes........................   50,000,000        128,457
 Tele Centro Oeste Celular Participacoes...............   50,000,000        152,012
 *Tele Centro Sul Participacoes SA.....................   50,000,000        449,735
 Tele Leste Celular Participacoes......................   64,165,269         52,724
 Tele Norte Celular Participacoes......................   50,000,000         41,358
 Tele Norte Leste Participacoes........................   50,000,000        786,077
 Tele Sudeste Celular Participacoes....................   50,000,000        213,638
 *Telemig Celular Participacoes........................   50,000,000        120,514
 Telenordeste Celular Participacoes....................   50,000,000        114,488
 Telesp Celular Participacoes SA.......................   50,003,317        814,890
 Telesp Participacoes SA...............................   50,000,000        755,949
 Unibanco Unias de Bancos Brasileiros SA...............    2,000,000         48,205
 VSMA (Cia Vidraria Santa Marina)......................      121,000        146,484
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,945,341)....................................                  11,535,519
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Metalurgica Gerdau SA Rights 09/30/99................           14              0
 *Siderurgica Belgo-Mineira Rights 06/23/00............           38              0
 *Tele Norte Leste Participacoes SA Preferred Rights
   06/06/00............................................        9,363             27
 *Tele Norte Leste Participacoes SA Rights 06/06/00....       63,635            157
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         184
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $14,359,191)...................................                  31,665,645
                                                                       ------------

GREECE -- (9.0%)
COMMON STOCKS -- (8.9%)

                                                            ------           ------
 Aegek.................................................       71,330        668,590
 Aktor S.A.............................................      114,738      1,165,478
 Alcatel Cables Hellas S.A.............................       11,490        253,035
 *Alfa-Beta Vassilopoulos S.A..........................       31,500        623,028
 Alpha Credit Bank.....................................       68,316      2,874,473
 *Alpha Leasing........................................       83,930      1,435,915
 Alte Technological Company............................       42,400        596,427
 Aluminum of Attica S.A................................      164,000      1,311,476
 *Attica Enterprises S.A. Holdings.....................      187,080      2,281,400
 Delta Dairy S.A.......................................       93,619      1,579,774
 Edrassi C. Psallidas S.A..............................       33,026        425,473
 *Etba Leasing S.A.....................................       28,633        414,200
 General Hellenic Bank.................................       59,302      1,539,400
 Hellas Can Packaging Manufacturers S.A................       31,000        994,164
 Hellenic Cables S.A...................................       31,420        450,624
 *Hellenic Sugar Industry S.A..........................       83,080      1,401,933
 Hellenic Technodomiki S.A.............................       50,140      1,207,710
 *Heracles General Cement Co...........................       17,750        434,625
 Klonatex S.A..........................................       62,800        915,368
 Lavipharm S.A.........................................       80,850        585,337
 Light Metals Industry.................................       21,900        255,913
 *M.Travlos Br. Com. & Constr. Co. S.A.................       21,740        135,849

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Maillis (M.J.) S.A....................................      144,800   $  2,004,965
 *Michaniki S.A........................................       81,670        787,990
 National Investment Bank for Industrial Development...       74,400      1,944,636
 *Petzetakis S.A.......................................       73,754        701,462
 Selected Textile Industry Assoc. S.A..................      132,720        847,607
 *Shelman..............................................       92,025        832,169
 Silver & Baryte Ores Mining Co. S.A...................       30,842        960,230
 Strintzis Shipping Lines S.A..........................       93,800        777,212
 *Tiletipos S.A........................................       56,250        925,975
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,553,403)...................................                  31,332,438
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Aktor S.A. Rights 06/30/00
   (Cost $0)...........................................       88,260        270,414
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *Egnatia Bank S.A.
   (Cost $38,539)......................................        2,906         25,079
                                                                       ------------
TOTAL -- GREECE
  (Cost $20,591,942)...................................                  31,627,931
                                                                       ------------

MEXICO -- (8.4%)
COMMON STOCKS -- (8.4%)

                                                            ------           ------
 *Altos Hornos de Mexico S.A...........................      118,000         34,193
 Apasco S.A. de C.V....................................       57,000        323,743
 Cementos de Mexico S.A. de C.V. Series B..............      382,240      1,620,218
 *Cintra S.A. de C.V...................................       85,000         43,807
 *Coca Cola Femsa S.A. de C.V. Series L................      106,000        166,121
 *Consorcio Hogar S.A. de C.V. Series B................       27,000         13,063
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................      816,000        712,362
 *Corporacion Geo S.A. de C.V. Series B................       27,000         46,801
 Desc S.A. de C.V. Series B............................      950,000        569,549
 El Puerto de Liverpool S.A. Series 1..................       20,000         34,709
 El Puerto de Liverpool S.A. Series C1.................      328,600        622,117
 *Empaques Ponderosa S.A. de C.V. Series B.............       90,000         39,711
 *Empresas ICA Sociedad Controladora S.A. de C.V.......      516,600        156,487
 *Empresas la Moderna S.A. de C.V. Series A............      195,885      1,042,519
 *Fomento Economico Mexicano Series B & D..............      488,000      1,847,799
 *Gruma S.A. de C.V. Series B..........................      285,250        333,628
 *Grupo Carso S.A. de C.V. Series A-1..................      271,000        826,608
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....      266,000        163,950
 Grupo Corvi S.A. de C.V. Series L.....................      284,000         77,665
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series L............................................       42,607        120,998
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series O............................................      778,000      2,540,818
 *Grupo Financiero Bancomer S.A. de C.V. Series L......       29,259         14,464
 *Grupo Financiero Bancomer S.A. de C.V. Series O......    4,774,000      2,450,386
                                                            SHARES           VALUE+
                                                            ------           ------

 *Grupo Financiero BBV Probursa S.A. de C.V.
   Series B............................................    3,001,000   $    299,862
 *Grupo Financiero del Norte S.A. Series C.............      400,000        542,728
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................          980              0
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................      149,000              0
 *Grupo Financiero Inbursa Series O....................        9,455         31,077
 *Grupo Financiero Serfin S.A. de C.V. Series B........      290,383         14,966
 *Grupo Gigante S.A. de C.V. Series A..................      314,453        479,574
 Grupo Herdez S.A. de C.V. Series B....................      229,000         77,076
 Grupo Industrial Alfa S.A. Series A...................      506,264      1,381,805
 Grupo Industrial Maseca S.A. de C.V. Series B.........      781,000        369,654
 *Grupo Mexico S.A. de C.V. Series B...................      501,000      1,707,320
 *Grupo Posadas S.A. de C.V. Series L..................      316,000        159,537
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................      620,000      1,741,146
 *Grupo Tribasa S.A. de C.V............................      145,000         14,489
 *Hylsamex S.A. de C.V. Series B.......................      206,000        379,606
 Industrias Bachoco S.A. de C.V. (Certificate
   Representing Series B and Series L).................       80,000         96,850
 Industrias Penoles S.A. de C.V........................      312,000        690,779
 *Industrias S.A. de C.V. Series B.....................       61,000        158,474
 *Pepsi-Gemex S.A. de C.V..............................       20,000         15,987
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................       63,000         98,467
 Telefonos de Mexico S.A. Series L.....................    2,560,000      6,246,838
 Tubos de Acero de Mexico S.A..........................       58,000        768,654
 Vitro S.A.............................................      251,400        295,115
                                                                       ------------
TOTAL -- MEXICO
  (Cost $25,327,905)...................................                  29,371,720
                                                                       ------------

ARGENTINA -- (7.5%)
COMMON STOCKS -- (7.5%)

                                                            ------           ------
 *Acindar Industria Argentina de Aceros SA Series B....    1,261,067      1,090,899
 *Alpargatas SA Industrial y Comercial.................        6,363         51,334
 *Astra Cia Argentina de Petroleos SA..................    1,393,000      3,635,985
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................      308,971        171,491
 Banco de Galicia y Buenos Aires SA Series A...........      334,774      1,248,795
 *Banco del Sud Sociedad Anonima Series B..............      310,563        450,348
 Banco Suquia SA.......................................      327,868        396,748
 *Buenos Aires Embotelladora SA Series B...............          250          1,230
 *Capex SA Series A....................................      112,194        622,720
 *Celulosa Argentina SA Series B.......................       21,687          3,188
 Central Costanera SA Series B.........................      261,000        490,714
 *Central Puerto SA Series B...........................      161,000        246,347
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................      504,615        439,046
 DYCASA SA (Dragados y Construcciones Argentina)
   Series B............................................       55,000         73,155

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Garovaglio y Zorraquin SA............................       65,800   $     53,302
 IRSA Inversiones y Representaciones SA................      626,135      1,540,400
 *Indupa SA Industrial y Comercial.....................    1,334,322        887,386
 *Juan Minetti SA......................................      286,573        372,571
 *Ledesma SA...........................................      460,539        257,920
 Metrogas SA Series B..................................      176,000        151,371
 *Molinos Rio de la Plata SA Series B..................      307,214        525,373
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................       68,200        194,384
 *Polledo SA Industrial y Constructora y Financiera....       50,000         30,002
 *Renault Argentina SA.................................    1,105,834        707,783
 Siderar SAIC Series A.................................      192,181        493,940
 Siderca SA Series A...................................    3,100,532      5,767,393
 *Sociedad Comercial del Plata.........................    1,841,410        322,269
 *Sol Petroleo SA......................................      173,000         55,364
 Telecom Argentina Stet-France SA Series B.............      476,600      2,354,569
 Telefonica de Argentina SA Series B...................    1,183,000      3,904,173
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,031,574)...................................                  26,540,200
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $121).........................................                         121
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $23,031,695)...................................                  26,540,321
                                                                       ------------

SOUTH KOREA -- (7.3%)
COMMON STOCKS -- (7.3%)

                                                            ------           ------
 *A-Nam Industrial Co., Ltd............................       24,159        296,239
 *Asia Banking Corp. Seoul, Korea......................       18,830         20,672
 Asia Cement Manufacturing Co., Ltd....................        5,730         43,121
 *Asia Paper Manufacturing Co., Ltd....................        5,010         19,428
 BYC Co., Ltd..........................................          810         33,275
 *Bank of Che Ju.......................................        2,250          2,729
 *Bank of Pusan........................................       78,882        115,582
 Boo Kook Securities Co., Ltd..........................       17,385         79,883
 *Boram Securities Co., Ltd............................       25,025        119,641
 *Boryung Pharmaceutical Co, Ltd.......................        2,150         19,035
 *Byuck San Engineering and Construction Co., Ltd......          730          1,467
 Cheil Industrial, Inc.................................       65,114        367,221
 *Cho Kwang Leather Co., Ltd...........................        4,860         16,243
 *Choil Aluminium Mfg. Co., Ltd........................        5,770         22,426
 Chon Bang Co., Ltd....................................        2,520         39,044
 *Choongnam Spinning Co., Ltd..........................       11,910         13,022
 Chosun Brewery Co., Ltd...............................       14,090        455,321
 *Chosun Refractories Co., Ltd.........................        3,320         21,898
 *Dae Chang Industrial Co..............................        6,170         23,271
 *Dae Dong Industrial Co., Ltd.........................        3,930         20,529
 *Dae Han Fire & Marine Insurance Co., Ltd.............        4,070         17,008
 *Daegu Bank Co., Ltd..................................      148,102        279,945
 Daehan Flour Mills Co., Ltd...........................          800         28,473
 Daehan Synthetic Fiber Co., Ltd.......................        2,000         52,235
 *Daelim Industrial Co., Ltd...........................       44,130        188,319
 *Daesung Industrial Co., Ltd..........................        4,820         59,316
 *Daewoo Corp..........................................      195,720         46,786
 *Daewoo Electronic Components Co., Ltd................       11,310         41,455
                                                            SHARES           VALUE+
                                                            ------           ------

 *Daewoo Electronics Co., Ltd..........................       85,420   $     41,973
 *Daewoo Motor Sales Corp..............................       27,520         58,232
 *Daewoo Securities Co., Ltd...........................       86,025        354,153
 *Daewoo Telecom Co., Ltd..............................       14,765         23,203
 *Daewoong Pharmaceutical Co., Ltd.....................        8,560         72,754
 *Daeyu Regent Securities Co., Ltd.....................       57,700        181,861
 *Dai Han Paint & Ink Manufacturing Co., Ltd...........        2,150         24,745
 Daishin Securities Co., Ltd...........................       55,991        413,922
 Dong Ah Tire Industrial Co., Ltd......................        2,160         38,438
 *Dong Bang Forwarding Co., Ltd........................        3,490         18,076
 *Dong IL Rubber Belt Co., Ltd.........................          970         26,880
 *Dong Sung Co., Ltd...................................       12,880          2,509
 *Dong Wha Pharmaceutical Industries Co................        5,017         40,020
 *Dong-Ah Construction Industrial Co., Ltd.............       27,536         40,225
 Dongbu Steel Co., Ltd.................................       21,798         56,159
 Dong-Il Corp..........................................        4,205         46,536
 *Dongkook Industries Co., Ltd.........................        1,620         32,988
 Dongkuk Steel Mill Co., Ltd...........................      105,352        238,779
 *Dongsung Chemical Industries.........................        3,770         25,033
 *Dongwon Industries Co., Ltd..........................        6,980         49,438
 Dongwon Securities Co., Ltd...........................       84,294        686,591
 *Doosan Construction & Engineering Co., Ltd...........       38,801         78,667
 *Eagon Industrial Co., Ltd............................        3,670         16,246
 *First Fire & Marine Insurance Co., Ltd...............        3,660         14,420
 *Global and Yuasa Battery.............................       11,600         22,081
 *Global Enterprise Co., Ltd...........................       22,500         38,048
 *HS R&A Co., Ltd......................................        4,980         21,009
 *Han Dok Pharmaceuticals Co., Ltd.....................        1,090         23,788
 Han Il Cement Manufacturing Co., Ltd..................        9,505        120,338
 *Han Kook Titanium Industry Co., Ltd..................        1,008          4,185
 *Han Wha Energy Co., Ltd..............................       22,910         45,637
 *Hana Bank............................................       17,632         92,258
 *Hanil Construction Co., Ltd..........................        6,590         21,996
 *Hanil Iron & Steel Co., Ltd..........................        2,700         21,155
 *Hanil Securities Co., Ltd............................       46,583        143,110
 Hanjin Shipping Co., Ltd..............................       74,836        230,570
 *Hankook Caprolactam Corp.............................       10,300         45,413
 *Hankook Core Co., Ltd................................        6,600         20,977
 Hankook Cosmetics.....................................       30,000         30,810
 Hankook Tire Manufacturing Co., Ltd...................      136,030        264,352
 Hankuk Glass Industries, Inc..........................        9,980         87,916
 *Hankuk Paper Manufacturing Co., Ltd..................        3,100         22,945
 Hansol Chemical Co., Ltd..............................       12,467         49,449
 Hansol Paper Co., Ltd.................................       45,534        213,661
 *Hanwha Chemical Corp.................................       47,450        147,034
 *Heesung Cable, Ltd...................................        3,660         15,392
 *Hwa Sung Industrial Co...............................        8,300         20,649
 Hyundai Cement Co., Ltd...............................        5,185         21,277
 *Hyundai Department Store Co., Ltd....................       25,910        153,694
 *Hyundai Engineering & Construction Co., Ltd..........      174,893        531,879
 *Hyundai Fire & Marine Insurance Co., Ltd.............        7,420         57,153
 *Hyundai Merchant Marine Co., Ltd.....................       68,000        294,998
 *Hyundai Mipo Dockyard Co., Ltd.......................       12,110         52,536

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hyundai Pipe Co., Ltd................................       83,740   $    203,882
 *Hyundai Precision Industry Co., Ltd..................       74,180        247,595
 ISU Chemical Co., Ltd.................................        8,990         57,386
 Il Shin Spinning......................................        1,990         73,997
 Il Yang Pharmaceutical Co., Ltd.......................        6,107         39,578
 *Jinro, Ltd...........................................       12,210         33,511
 *Keang Nam Enterprises Co., Ltd.......................        5,180          6,054
 *Kohap Co., Ltd.......................................        8,303         11,762
 Kolon Industries, Inc.................................       21,199         94,781
 Kolon International Corp..............................       27,215         67,465
 Kookmin Bank..........................................      151,206      1,619,825
 *Korea Cast Iron Pipe Co., Ltd........................        1,240         23,823
 *Korea Development Co., Ltd...........................        4,980         16,865
 Korea Electronics Co., Ltd............................        5,428         60,551
 *Korea Exchange Bank..................................      622,136      1,156,694
 *Korea Express Co., Ltd...............................       46,661        195,402
 *Korea First Bank Securities..........................       23,720        115,082
 *Korea Flange Co., Ltd................................        2,540         14,842
 *Korea Industrial Leasing Co., Ltd....................       11,973         26,501
 Korea Iron & Steel Co., Ltd...........................       10,440         31,472
 *Korea Iron & Steel Works Co., Ltd....................          840         88,499
 Korea Komho Petrochemical.............................       36,510         91,962
 *Korea Line Corp......................................        9,110         41,941
 Korea Merchant Banking Co.............................       17,726         43,158
 *Korea Polyol Co., Ltd................................        4,320         45,896
 Korea Zinc Co., Ltd...................................       17,730        174,239
 *Korean Air...........................................      111,258        700,349
 Korean French Banking Corp............................       13,000         24,803
 *Korean Reinsurance Co., Ltd..........................        8,580         57,808
 *Kuk Dong Engineering & Construction Co., Ltd.........          730          2,236
 *Kumho Chemicals, Inc.................................        4,820         17,411
 *Kumho Merchant Bank..................................       18,000         17,052
 Kumho Tire Co., Ltd...................................       47,568         88,440
 *Kwangju Bank.........................................       84,658        104,183
 *Kyong Nam Bank.......................................       67,560         87,927
 *Kyungbang Co., Ltd...................................        1,490         30,868
 Kyungwon-Century Co., Ltd.............................        5,740         21,446
 LG Construction, Ltd..................................       65,802        320,417
 LG International Corp.................................       72,934        206,630
 LG Securities Co., Ltd................................       10,397         95,271
 *Lotte Chilsung Beverage Co., Ltd.....................        1,160         80,106
 Lotte Confectionary Co., Ltd..........................        1,170        145,020
 *Lotte Sam Kang Co., Ltd..............................          780         22,927
 Namhae Chemical Corporation...........................       55,000        152,413
 *Namkwang Engineering & Construction Co., Ltd.........          311            359
 Nong Shim Co., Ltd....................................        5,920        191,568
 *Orient Co., Ltd......................................        1,120          9,222
 Oriental Chemical Industries Co., Ltd.................       16,840        126,729
 *Oriental Fire & Marine Insurance Co., Ltd............        8,060         43,172
 *Orion Electric Co., Ltd..............................       30,153         57,396
 *Ottogi Corporation...................................        3,230         44,325
 Pacific Chemical Co., Ltd.............................        7,050        127,955
 *Pang Rim Spinning....................................        2,330         11,346
 *Peeres Cosmetics.....................................        1,060          1,877
 Poong San Corp........................................       27,550        123,176
 *Rocket Electric......................................        3,460         26,651
 *S-Oil Corp...........................................       52,910        878,320
 SK Corp., Ltd.
                                                            SHARES           VALUE+
                                                            ------           ------

 .......................................................      176,062   $  2,821,356
 *Saehan Industries, Inc...............................        7,140          7,428
 *Saehan Media Corp....................................       17,440         13,896
 Sam Yang Corp.........................................       14,580        125,857
 *Sam Yung Trading Co., Ltd............................       13,840         22,301
 Sambu Construction Co., Ltd...........................        8,930         39,531
 *Samhwa Crown and Closure Co., Ltd....................        3,100         20,969
 *Sampyo Foods.........................................        3,610         16,140
 *Samsung Radiator Industrial Co., Ltd.................          750         21,979
 Samwhan Corp. Co., Ltd................................        9,100         24,976
 *Samyang Genex Co., Ltd...............................        2,700         64,183
 *Samyang Tong Sang Co., Ltd...........................        2,820         21,222
 *Samyoung Chemical Co., Ltd...........................        2,820         21,971
 *Se Poong Corp........................................        6,810          3,467
 Seah Steel Corp.......................................        8,840         83,743
 *Shin Dong-Ah Fire & Marine Insurance Co..............        5,520         18,082
 *Shin Heung Securities Co., Ltd.......................        9,130         33,303
 Shin Poong Paper Manufacturing Co., Ltd...............        2,990         30,707
 *Shin Sung Corp.......................................        6,290          7,128
 Shin Young Securities Co., Ltd........................       13,880        111,826
 Shin Young Wacoal, Inc................................          210         10,226
 *Shindongbang Corp....................................        4,535         10,198
 Shinhan Bank Co., Ltd.................................      249,744      1,868,381
 Shinil Engineering Co., Ltd...........................        4,260          9,731
 *Shinmoorim Paper Manufacturing Co., Ltd..............       17,400         49,296
 Shinsegae Department Store............................       16,800        501,248
 Shinsegai Department Store............................        2,933         93,482
 *Shinsung Tongsang Co., Ltd...........................        9,984          3,005
 *Song Woun Industries Co., Ltd........................        1,500         30,146
 *Ssang Bang Wool Co., Ltd.............................          390          2,210
 *Ssangyong Cement Industry Co., Ltd...................      144,832        191,699
 *Ssangyong Corp.......................................       19,090         24,845
 *Ssangyong Heavy Industy Co., Ltd.....................        9,469         15,845
 *Ssangyong Motor Co...................................       65,040        132,441
 *Sung Shin Cement Co., Ltd............................       11,530         22,815
 Sunkyong Industries, Ltd..............................       21,864        138,404
 Sunkyong, Ltd.........................................       72,458        859,617
 *Tae Kwang Industrial Co., Ltd........................        1,040        187,835
 *Taegu Department Store Co., Ltd......................        5,400         14,390
 Tai Han Electric Wire Co..............................       20,634        164,962
 *Tai Han Electric Wire Co., Ltd. (New Shares).........            3              0
 *Tai Lim Packaging Industries Co., Ltd................        4,380         17,799
 Taihan Sugar Industrial Co., Ltd......................        3,881         49,822
 Tong Yang Cement Corp.................................       24,960         69,831
 *Tong Yang Merchant Bank..............................       42,959         67,700
 *Tong Yang Mool San Co., Ltd..........................        4,560         16,936
 *Tong Yang Securities Co., Ltd........................       31,133         91,235
 *Tongkook Corp........................................        3,794          5,643
 *Tongyang Confectionery Co............................        3,432         80,824
 Trigem Computer, Inc..................................       39,978        842,387
 Union Steel Manufacturing Co., Ltd....................        3,000        165,206
 *Youngchang Akki Co., Ltd.............................        5,879         20,039
 *Youngone Corporation.................................       31,600         40,567
 *Youngpoong Corp......................................        1,580         70,082
 *Yuhan Corp...........................................        4,070        107,384
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $29,881,298)...................................                  25,726,204
                                                                       ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------

THAILAND -- (6.8%)
COMMON STOCKS -- (6.7%)

                                                            ------           ------
 *Advance Agro Public Co., Ltd. (Foreign)..............    1,366,700   $    557,765
 *Amarin Plaza Public Co., Ltd. (Foreign)..............      714,720         92,974
 *American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................        4,150         17,519
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......    5,334,000        721,085
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........       13,000         31,833
 *Bangkok Expressway Public Co., Ltd...................    2,760,800        683,069
 *Bangkok Expressway Public Co., Ltd. (Foreign)........      632,000        156,368
 *Bangkok Land Public Co., Ltd. (Foreign)..............      256,400         20,928
 *Bangkok Rubber Public Co., Ltd. (Foreign)............    1,161,200        136,246
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........   10,605,000      1,947,606
 Banpu Public Co., Ltd. (Foreign)......................      391,000        169,544
 Berli Jucker Public Co., Ltd. (Foreign)...............        5,000          4,209
 *Big C Supercenter Public Co., Ltd. (Foreign).........    1,274,800        487,743
 *Capetronic International (Thailand) Public Co., Ltd.
   (Foreign)...........................................    4,266,666        206,776
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................      300,600        166,765
 Central Pattana Public Co., Ltd. (Foreign)............      395,000        216,617
 Central Plaza Hotel Public Co., Ltd. (Foreign)........      361,500        133,701
 *Ch Karnchang Public Co., Ltd. (Foreign)..............      750,700        282,434
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................      351,747        520,375
 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................      270,000        179,058
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................      200,900         71,741
 International Cosmetics Public Co., Ltd. (Foreign)....      275,500        460,279
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................    1,566,500        809,121
 *Jasmine International Public Co., Ltd. (Foreign).....    2,273,400        623,365
 Kang Yong Electric Public Co., Ltd. (Foreign).........      143,400        226,777
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....      545,800        198,384
 *Land and House Public Co., Ltd. (Foreign)............      451,047        227,220
 Lanna Lignite Public Co., Ltd. (Foreign)..............      187,900         98,251
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................       23,625          2,712
 Matichon Public Co., Ltd..............................        9,000         15,495
 *Modernform Group Public Co., Ltd. (Foreign)..........       46,000         13,434
                                                            SHARES           VALUE+
                                                            ------           ------

 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................      134,300   $    256,918
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........          839         70,621
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................    1,472,000        232,786
 National Petrochemical Public Co., Ltd. (Foreign).....    1,661,600      1,229,086
 *Nawarat Patanakarn Public Co., Ltd. (Foreign)........       18,560            663
 *Padaeng Industry Public Co., Ltd (Foreign)...........    1,600,800        371,566
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....      171,400        144,272
 *Quality Houses Public Co., Ltd. (Foreign)............    1,694,000        138,268
 Regional Container Lines Public Co., Ltd. (Foreign)...      455,000        429,409
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................      331,600        391,187
 Saha Pathanapibul Public Co., Ltd. (Foreign)..........      136,700        148,189
 Saha-Union Public Co., Ltd. (Foreign).................    1,949,800        547,067
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................    3,075,300        329,454
 *Samart Corp. Public Co., Ltd. (Foreign)..............      455,200        284,463
 *Siam City Cement Public Co., Ltd. (Foreign)..........       43,535        122,149
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......    1,546,333        976,194
 Siam Food Products Public Co., Ltd. (Foreign).........      111,000        152,888
 *Siam Pulp & Paper Co., Ltd. (Foreign)................    1,084,300      2,627,429
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................       21,200          5,678
 *Sri Trang Agro Industry Public Co., Ltd. (Foreign)...      268,000         93,993
 *Srithai Superware Public Co., Ltd. (Foreign).........       21,000          5,089
 *TPI Polene Public Co., Ltd. (Foreign)................    2,720,162        638,323
 *Tanayong Public Co., Ltd. (Foreign)..................    2,628,800        201,158
 *Thai Danu Bank Public Co., Ltd. (Foreign)............      258,000         52,646
 *Thai Farmers Bank Public Co., Ltd. (Foreign).........    1,840,000      1,396,248
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................       58,000         10,430
 *Thai Military Bank Public Co., Ltd. (Foreign)........    9,457,000      1,543,801
 *Thai Packaging and Printing Public Co., Ltd.
   (Foreign)...........................................       29,500          2,257
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................    1,621,700        219,232
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................       29,000         70,456
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....      320,700        249,492
 *Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................      205,300        175,425

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................      882,000   $    146,231
 *Thai Wah Public Co., Ltd. (Foreign)..................       21,000          1,875
 *Tisco Finance Public Co., Ltd........................      415,700        129,889
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........    1,987,600        405,580
 *Vinythai Public Co., Ltd. (Foreign)..................    1,156,779        271,511
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $30,685,176)...................................                  23,551,317
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Charoen Pokphand Foods Public Co., Ltd. Rights
   (Foreign) Open Pay Date.............................      351,747        430,655
 *Quality Houses Public Co., Ltd. (Foreign) Warrants
   04/19/03............................................    1,270,500         32,407
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 06/22/04...................................          333             47
 *Thai Danu Bank Public Co., Ltd. (Foreign) Rights
   06/12/00............................................      258,000              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     463,109
                                                                       ------------
TOTAL -- THAILAND
  (Cost $30,685,176)...................................                  24,014,426
                                                                       ------------

PHILIPPINES -- (6.8%)
COMMON STOCKS -- (6.8%)

                                                            ------           ------
 Aboitiz Equity Ventures, Inc..........................    5,782,000        244,023
 *Alaska Milk Corp.....................................    7,953,000        406,507
 *Alsons Consolidated Resources, Inc...................   16,904,000        217,988
 *Anglo Philippine Holdings Corp.......................    6,640,000         79,400
 *Bacnotan Consolidated Industries, Inc................    1,696,970        437,671
 *Bank of the Philippine Island........................      596,837      1,140,497
 *Bankard, Inc.........................................      826,000         70,205
 *Belle Corp...........................................   41,361,000      1,124,941
 *C & P Homes, Inc.....................................   44,020,000        180,621
 *Cebu Holdings, Inc...................................    7,763,250        116,494
 Cosmos Bottling Corp..................................   10,922,000        640,211
 *DMCI Holdings, Inc...................................   23,303,000        243,138
 *Digital Telecommunications (Philippines), Inc........   65,200,000      1,222,977
 *EEI Corporation......................................    5,249,000         45,536
 *Fil-Estate Land, Inc.................................   18,802,000        308,591
 *Filinvest Development Corp...........................    5,283,500        173,432
 *Filinvest Land, Inc..................................   44,684,000      1,508,673
 *Guoco Holdings (Philippines), Inc....................   22,450,000        294,771
 *House of Investments, Inc............................      792,000         18,663
 *International Container Terminal Services, Inc.......   24,287,000        717,505
 *Kepphil Shipyard, Inc................................    9,725,165        171,017
 *Kuok Philippine Properties, Inc......................   22,080,000        155,311
 *Megaworld Properties & Holdings, Inc.................   57,550,000      1,187,432
 *Metro Pacific Corp...................................  167,120,000      2,311,858
 Metropolitan Bank & Trust Co..........................       63,459        309,483
 *Mondragon International Philippines, Inc.............    2,464,000         32,353
 *Negros Navigation Co., Inc...........................      955,000          4,926
 *PDCP Development Bank................................      409,000         38,359
 *Petron Corp..........................................   15,160,000        490,522
 *Philex Mining Corp. Series B.........................      180,000            844
                                                            SHARES           VALUE+
                                                            ------           ------

 *Philippine National Bank.............................    1,349,000   $  2,134,993
 *Philippine National Construction Corp................      398,900         86,514
 *Philippine Realty & Holdings Corp....................   22,940,000        134,466
 *Philippine Savings Bank..............................    1,095,390        744,813
 *Picop Resources, Inc.................................   17,930,000         88,284
 *Pryce Properties Corp................................    4,330,000        122,336
 RFM Corp..............................................    2,488,200        116,680
 Republic Glass Holding Corp...........................      780,000         13,259
 *Robinson's Land Corp. Series B.......................   16,019,000        826,302
 SM Development Corp...................................   21,996,400        438,380
 *Security Bank Corp...................................    2,713,200      1,463,155
 *Solid Group, Inc.....................................   19,668,000        682,500
 *Soriano (A.) Corp....................................   28,995,000        312,724
 *Southeast Asia Cement Holdings, Inc..................   42,885,880        382,101
 *Steniel Manufacturing Corp...........................      713,000          6,353
 *Trans-Asia Oil & Energy..............................    1,140,000         24,323
 *Union Bank of the Philippines........................      387,100        235,981
 *Union Cement Corp....................................    5,501,230        103,188
 *Universal Rightfield Property Holdings, Inc..........   13,760,000         40,328
 Universal Robina Corp.................................   13,703,000      1,638,576
 *Urban Bank, Inc......................................       14,950         25,238
 *Vitarich Corp........................................      541,000          5,708
 *William, Gothong & Aboitiz, Inc......................   10,114,000        414,994
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $34,531,301)...................................                  23,935,145
                                                                       ------------

CHILE -- (5.5%)
COMMON STOCKS -- (4.1%)

                                                            ------           ------
 Banco de Credito e Inversiones SA Series A............       53,304        381,688
 Banmedica SA..........................................      347,000         76,198
 *Banvida SA...........................................      347,000         23,853
 CAP SA (Compania de Aceros del Pacifico)..............      100,000        206,225
 COPEC (Cia de Petroleos de Chile).....................      757,488      3,297,828
 CTI SA (Cia Tecno Industrial).........................    4,900,000        110,781
 Cervecerias Unidas SA.................................      143,000        641,684
 Chilectra Generacion SA...............................    3,119,986        631,504
 Chilectra SA..........................................      225,611        969,304
 Consumidores de Gas de Santiago SA....................      103,000        383,521
 Empresa Nacional de Electricidad SA...................    2,009,503        789,489
 Empresa Nacional de Telecomunicaciones SA.............       49,000        442,562
 *Enersis SA...........................................    1,921,364        821,817
 Forestal Terranova SA.................................      147,795        104,416
 *Industrias Forestales Inforsa SA.....................    1,057,365        132,246
 Invercap SA...........................................      100,000         49,647
 Laboratorio Chile SA..................................      271,069        263,978
 *Madeco Manufacturera de Cobre SA.....................      231,227        180,363
 Maderas y Sinteticos SA...............................      420,205        180,535
 Manufacturera de Papeles y Cartones SA................      117,150      1,360,076
 Sociedad Industrial Pizarreno SA......................       63,000         62,555
 Sociedad Quimica y Minera de Chile SA Series A........       43,364        107,644
 Sociedad Quimica y Minera de Chile SA Series B........       77,090        173,699
 Sud Americana de Vapores SA...........................      410,000        203,552
 Telecomunicaciones de Chile SA Series A...............      200,000        992,935

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Telecomunicaciones de Chile SA Series B...............      352,166   $  1,499,580
 Vina de Concha y Toro SA..............................      350,000        256,288
 Vina Sta Carolina SA Series A.........................      163,489         39,023
 Vina Sta Carolina SA Series B.........................       41,411         10,042
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,956,004)...................................                  14,393,033
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.4%)
 *Chilean Pesos
   (Cost $5,191,068)...................................                   4,909,346
                                                                       ------------
TOTAL -- CHILE
  (Cost $17,147,072)...................................                  19,302,379
                                                                       ------------

INDONESIA -- (2.5%)
COMMON STOCKS -- (2.5%)

                                                            ------           ------
 *PT Apac Centretex Corporation Tbk....................      653,000         28,507
 *PT Artha Graya Investama Sentral Tbk.................      939,000         32,794
 PT Asahimas Flat Glass Co., Ltd.......................      256,500         24,635
 *PT Astra Agro Lestari Tbk............................    1,558,000        281,129
 *PT Astra International Tbk...........................    2,188,800        637,019
 *PT Bank Pan Indonesia Tbk............................    5,645,000        230,006
 *PT Berlian Laju Tanker Tbk...........................      772,100         78,648
 *PT Bimantara Citra...................................    1,952,000        227,241
 *PT Branta Mulia Tbk..................................      146,500         14,496
 *PT Budi Acid Jaya Tbk................................    1,600,000         79,162
 *PT Charoen Pokphand Tbk..............................      540,000        166,589
 *PT Ciputra Development Tbk...........................      276,500         12,071
 *PT Dankos Laboratories...............................      472,500         41,254
 *PT Daya Guna Samudera Tbk............................      771,500         58,379
 *PT Dynaplast Tbk.....................................      575,000         68,612
 *PT Eterindo Wahanatama Tbk...........................    1,550,000         85,710
 *PT Gajah Tunggal Tbk.................................    1,488,000         77,951
 *PT Great River International.........................      370,000         21,537
 *PT Gt Kabel Indonesia Tbk............................      360,000          5,239
 *PT Hanjaya Mandala Sampoerna Tbk.....................      910,000      1,165,308
 *PT Hero Supermarket Tbk..............................      220,000         33,294
 *PT Indah Kiat Pulp & Paper Corp......................    7,534,196      1,227,924
 *PT Indocement Tunggal Prakarsa.......................      166,000         63,772
 *PT Indofood Sukses Makmur............................       42,330         21,190
 *PT Indorama Synthetics Tbk...........................    1,106,320        103,033
 *PT International Nickel Indonesia Tbk................       95,000         77,968
 *PT Jakarta International Hotel and Development Tbk...    1,590,000         97,177
 *PT Jaya Real Property................................      902,000         57,753
 *PT Kalbe Farma Tbk...................................    2,048,000        137,090
 *PT Komatsu Indonesia Tbk.............................      433,000         65,530
 *PT Lautan Luas Tbk...................................    1,497,000         74,066
 *PT Lippo Land Development Tbk........................      386,400         13,495
 *PT Makindo Tbk.......................................    1,450,000        514,843
 *PT Matahari Putra Prima Tbk..........................    5,195,000        408,222
                                                            SHARES           VALUE+
                                                            ------           ------

 *PT Mayorah Indah.....................................    1,471,572   $     72,808
 *PT Medco Energi International Tbk....................      109,500         54,176
 *PT Modern Photo Tbk..................................      512,000         83,446
 *PT Mulia Industrindo.................................    2,540,000         96,100
 *PT Mutlipolar Corporation Tbk........................    3,195,000        167,375
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................    2,563,000        365,503
 *PT Pakuwon Jati Tbk..................................      396,000          8,067
 *PT Panasia Indosyntec Tbk............................      403,200         22,882
 *PT Polysindo Eka Perkasa Tbk.........................    2,064,000         60,070
 *PT Sari Husada Tbk...................................       36,480         19,111
 *PT Selamat Sempurna Tbk..............................      498,000         63,772
 *PT Semen Cibinong Tbk................................      743,400         23,799
 PT Semen Gresik.......................................      865,591        745,677
 *PT Sinar Mas Agro Resources and Technology
   Corporation Tbk.....................................      241,000        101,001
 *PT Summarecon Agung..................................      258,587          6,773
 *PT Sunson Textile Manufacturer Tbk...................      340,000         18,801
 *PT Suparma Tbk.......................................      166,000          4,348
 *PT Surya Dumai Industri Tbk..........................      783,500         29,643
 PT Surya Toto Indonesia...............................       46,400         27,818
 *PT Suryainti Permata Tbk.............................    1,152,000         43,586
 PT Tigaraksa Satria Tbk...............................       68,400         24,286
 PT Timah Tbk..........................................      969,000        270,733
 *PT Tunas Ridean Tbk..................................      534,500        119,780
 *PT Ultrajaya Milk Industry & Trading Co..............      739,000         73,126
 *PT Unggul Indah Corp. Tbk............................      342,337         74,724
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $17,102,989)...................................                   8,809,049
                                                                       ------------

PORTUGAL -- (1.5%)
COMMON STOCKS -- (1.5%)

                                                            ------           ------
 *Banco Pinto & Sotto Mayor SA.........................       11,051        248,019
 *Companhia de Seguros Mundial Confianca SA............       24,000      1,290,722
 Companhia de Seguros Tranquilidade SA.................       10,800        325,819
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................       37,100        310,692
 *Dom Pedro Investimentos Turisticos SA................        1,800         16,693
 *EFACEC (Empresa Fabril de Maquinas Electricas).......        5,518         31,318
 *Fabrica de Vidros Barbosa & Almeida SA...............        6,000         76,761
 Investimentos Participacoes e Gestao SA Inapa.........       37,000        214,119
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................       39,500        240,675
 Portugal Telecom SA...................................      170,660      1,851,766

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................       15,868   $    250,467
 Sociedade de Investimento e Gestao SGPS SA............       24,000        405,090
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,958,203)....................................                   5,262,141
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $631).........................................                         610
                                                                       ------------
HONG KONG -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $18)..........................................                          18
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.9%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 6.00%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $10,492,156) to be
   repurchased at $10,283,714.
   (Cost $10,282,000)..................................  $    10,282     10,282,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $282,137,863)++....                $351,706,692
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $282,245,615.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost of $282,138)++...................  $351,707
Cash........................................................       654
Receivables:
  Dividends and Interest....................................     1,045
  Fund Share Sold...........................................       617
  Investment Securities Sold................................        49
Other Assets................................................         2
                                                              --------
    Total Assets............................................   354,074
                                                              --------

LIABILITIES:
Payable for Investment Securities Purchased.................     3,361
Deferred Chilean Repatriation Tax...........................       827
Accrued Expenses and Other Liabilities......................       314
                                                              --------
    Total Liabilities.......................................     4,502
                                                              --------

NET ASSETS applicable to 18,729,721 shares outstanding $.01
  par value shares (authorized 200,000,000 shares)..........  $349,572
                                                              ========

NET ASSET VALUE.............................................  $  18.66
                                                              ========

PUBLIC OFFERING PRICE PER SHARE.............................  $  18.75
                                                              ========

COMPONENTS OF NET ASSETS:
Paid-in Capital.............................................  $258,707
Undistributed Net Investment Income.........................       560
Undistributed Net Realized Gain.............................    20,949
Accumulated Net Realized Foreign Exchange Loss..............      (313)
Unrealized Net Foreign Exchange Gain........................       100
Unrealized Appreciation of Investment Securities and Foreign
  Currency..................................................    69,569
                                                              --------
    Total Net Assets........................................  $349,572
                                                              ========

--------------

++ The cost for federal income tax purposes is $282,246.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $810).......         $  4,173
    Interest................................................              519
                                                                     --------
        Total Investment Income.............................            4,692
                                                                     --------
EXPENSES
    Investment Advisory Services............................              196
    Accounting & Transfer Agent Fees........................              213
    Custodian's Fee.........................................              474
    Legal Fees..............................................               19
    Audit Fees..............................................                8
    Directors' Fees and Expenses............................               16
    Shareholders' Reports...................................               17
    Other...................................................               20
                                                                     --------
        Total Expenses......................................              963
                                                                     --------
    NET INVESTMENT INCOME...................................            3,729
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY

Net Realized Gain on Investment Securities Sold.............           23,290

Net Realized Loss on Foreign Currency Transactions..........             (313)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (49,893)
    Translation of Foreign Currency and Denominated Amounts
     and Foreign Currency...................................              (20)
                                                                     --------

    NET LOSS ON INVESTMENT SECURITIES.......................          (26,936)
                                                                     --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(23,207)
                                                                     ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2000             1999
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................          $  3,729         $  4,309
    Net Realized Gain on Investment Securities Sold.........            23,290           17,622
    Net Realized Loss on Foreign Currency Transactions......              (313)            (556)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........           (49,893)         126,134
        Translation of Foreign Currency Denominated
          Amounts...........................................               (20)             112
                                                                      --------         --------
            Net Increase (Decrease) in Net Assets Resulting
              from Operations...............................           (23,207)         147,621
                                                                      --------         --------

Distributions From:
    Net Investment Income...................................            (1,212)          (4,086)
    Net Realized Gain.......................................           (17,724)         (32,605)
                                                                      --------         --------
        Total Distributions.................................           (18,936)         (36,691)
                                                                      --------         --------
Capital Share Transactions (1):
    Capital Shares Issued...................................            14,766           22,060
    Shares Issued in Lieu of Cash Distributions.............            18,936           36,691
    Capital Shares Redeemed.................................            (2,417)          (4,714)
                                                                      --------         --------
        Net Increase From Capital Share Transactions........            31,285           54,037
                                                                      --------         --------
        Total Increase (Decrease)...........................           (10,858)         164,967
NET ASSETS
    Beginning of Period.....................................           360,430          195,463
                                                                      --------         --------
    End of Period...........................................          $349,572         $360,430
                                                                      ========         ========

(1) SHARE AMOUNTS
    Shares issued...........................................               691            1,428
    Shares issued In Lieu of Cash Distributions.............               891            2,833
    Shares Redeemed.........................................              (112)            (258)
                                                                      --------         --------
                                                                         1,470            4,003
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2000          1999         1998         1997         1996         1995
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  20.88      $  14.74     $  16.13     $  15.86     $  14.77     $  17.10
  Period...........................
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.18          0.22         0.31         0.33         0.26         0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (1.31)         8.62        (1.06)        0.01         1.36        (2.29)
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      (1.13)         8.84        (0.75)        0.34         1.62        (2.01)
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.07)        (0.25)       (0.62)       (0.05)       (0.28)       (0.29)
  Net Realized Gains...............      (1.02)        (2.45)       (0.02)       (0.02)       (0.25)       (0.03)
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (1.09)        (2.70)       (0.64)       (0.07)       (0.53)       (0.32)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  18.66      $  20.88     $  14.74     $  16.13     $  15.86     $  14.77
                                      ========      ========     ========     ========     ========     ========
Total Return (a)...................      (6.03)%#      71.69%       (4.80)%       2.12%       12.41%      (11.73)%

Net Assets, End of Period
  (thousands)......................   $349,572      $360,430     $195,463     $193,805     $174,469     $157,054
Ratio of Expenses to Average Net
  Assets...........................       0.49%*        0.52%        0.64%        0.62%        0.59%        0.58%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses)..........       0.49%*        0.52%        0.64%        1.02%        0.99%        0.98%
Ratio of Net Investment Income to
  Average Net Assets...............       1.90%*        1.51%        2.08%        1.87%        1.64%        2.10%
Ratio of Net Investment Income to
  Average Net Assets (Excluding
  Waivers and Assumption of
  Expenses)........................       1.90%*        1.51%        2.08%        1.47%        1.24%        1.70%
Portfolio Turnover Rate............         21%*          18%          35%           0%           0%           6%

--------------

*  Annualized

#  Non-Annualized

(a) Based on per share net asset value. Prior to November 21, 1997, per share market price was not readily determinable since fund shares were currently only sold at a public offering price.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997 the Fund was reorganized as an open-end management investment company.

    Effective December 8, 1998, The Dimensional Emerging Markets Fund changed its name to the Dimensional Emerging Markets Value Fund, Inc.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are determined in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from different book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2000, the fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

Purchases...................................................  $50,619
Sales.......................................................   37,975

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for Federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $123,308
Gross Unrealized Depreciation...............................   (53,847)
                                                              --------
Net.........................................................  $ 69,461
                                                              ========

F. LINE OF CREDIT

    The Fund together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Fund during the six months ended May 31, 2000.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.